Related Parties - Transactions and Balances (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 01, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 01, 2017
Related Parties - Transactions and Balances (Details) [Line Items]
Related Party Tax Expense, Due to Affiliates, Deferred				$ 1,434,000
Consultants fees			$ 1,015,000
Office space, description		Since November 1 2019, Illumigyn sub-leased in transaction approximately 1,800 square feet of private office space, including access to shared public spaces, from the office spaces which the Company leases in Neve Ilan, Israel.
Monthly rent payable		$ 12,000
Lease received		163,000
Ran Poliakine [Member]
Related Parties - Transactions and Balances (Details) [Line Items]
Executive employment agreement, description	On June 1 2015, Nanox PLC entered into a consulting agreement with Six-Eye, a company owned by Ran Poliakine, the Company’s CEO and one of major shareholders, pursuant to which Ran Poliakine agreed to provide services as Chief Strategy Officer and a member of the Executive Committee to Nanox PLC.
Six -Eye Interactive [Member]
Related Parties - Transactions and Balances (Details) [Line Items]
Surplus charge percentage					12.00%
Total expenses			$ 679,000
SixAI Ltd [Member]
Related Parties - Transactions and Balances (Details) [Line Items]
Total expenses		355,000
Wellsese Technologies Ltd. [Member]
Related Parties - Transactions and Balances (Details) [Line Items]
Wellsense paid amount		7,000
Sub lease		59,000
Nanox PLC [Member]
Related Parties - Transactions and Balances (Details) [Line Items]
Related party liability		$ 192,000